Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,418	$ 15,995
Operating income (loss) by geographic area	(56,700)	(72,743)
Net income (loss)	(66,304)	(70,130)
Identifiable assets by geographic area	57,635	156,673
Long lived assets by geographic area	26,513	38,448
Goodwill, net	0	7,673	$ 6,588
Discontinued Operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,470	6,368
Operating income (loss) by geographic area	(27,894)	(42,922)
Net income (loss)	(28,075)	(37,720)
Identifiable assets by geographic area	0	0
Long lived assets by geographic area	20,659	25,070
Goodwill, net	0	5,546
Continuing Operations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,948	9,627
Operating income (loss) by geographic area	(28,806)	(29,821)
Net income (loss)	(38,229)	(32,410)
Identifiable assets by geographic area	57,635	156,673
Long lived assets by geographic area	5,854	13,378
Goodwill, net	0	2,127
Eliminations
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	(3,091)	(3,251)
Operating income (loss) by geographic area	(3)	(11)
Net income (loss)	0	0
Identifiable assets by geographic area	(102,223)	(88,121)
Long lived assets by geographic area	0	0
Goodwill, net	0	0
United States | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,458	10,990
Operating income (loss) by geographic area	(42,852)	(60,450)
Net income (loss)	(51,936)	(57,516)
Identifiable assets by geographic area	133,382	216,338
Long lived assets by geographic area	18,097	27,773
Goodwill, net	0	5,915
Canada | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,061	2,638
Operating income (loss) by geographic area	(7,177)	(6,451)
Net income (loss)	(7,770)	(6,882)
Identifiable assets by geographic area	5,484	7,191
Long lived assets by geographic area	4,788	5,864
Goodwill, net	0	480
India | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,830	1,626
Operating income (loss) by geographic area	208	146
Net income (loss)	138	124
Identifiable assets by geographic area	682	675
Long lived assets by geographic area	101	181
Goodwill, net	0	0
Germany | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,583	3,593
Operating income (loss) by geographic area	(6,121)	(5,629)
Net income (loss)	(5,982)	(5,505)
Identifiable assets by geographic area	19,599	20,238
Long lived assets by geographic area	3,308	4,624
Goodwill, net	0	1,278
United Kingdom | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	406	392
Operating income (loss) by geographic area	17	(2)
Net income (loss)	20	(5)
Identifiable assets by geographic area	277	283
Long lived assets by geographic area	1	2
Goodwill, net	0	0
Ireland | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6	7
Operating income (loss) by geographic area	(673)	(346)
Net income (loss)	(673)	(346)
Identifiable assets by geographic area	19	69
Long lived assets by geographic area	4	4
Goodwill, net	0	0
Philippines | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	165	0
Operating income (loss) by geographic area	(99)	0
Net income (loss)	(101)	0
Identifiable assets by geographic area	415	0
Long lived assets by geographic area	214	0
Goodwill, net	$ 0	$ 0